Net Loss Per Common Share (Details Textual)	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Options to purchase common stock [Member]	Sep. 30, 2012 Options to purchase common stock [Member]	Sep. 30, 2013 Options to purchase common stock [Member]	Sep. 30, 2012 Options to purchase common stock [Member]	Sep. 30, 2013 Unvested restricted stock awards [Member]	Sep. 30, 2012 Unvested restricted stock awards [Member]	Sep. 30, 2013 Unvested restricted stock awards [Member]	Sep. 30, 2012 Unvested restricted stock awards [Member]	Sep. 30, 2013 Common stock warrants [Member]	Sep. 30, 2012 Common stock warrants [Member]	Sep. 30, 2013 Common stock warrants [Member]	Sep. 30, 2012 Common stock warrants [Member]	Dec. 31, 2013 Stock Option And Warrants [Member]	Dec. 31, 2012 Stock Option And Warrants [Member]
Net Loss Per Common Share (Textual)
Shares issuable excluded from computation of diluted net loss per share	4,493,065	1,889,839	4,493,065	4,670,705	10,805,000	2,545,773	10,805,000	5,150,000	2,342,500	2,342,500	2,342,500	2,342,500	6,472,290	6,867,705